Securities, Unrealized Losses on Investment Securities (Details)	Dec. 31, 2015 USD ($) Security	Dec. 31, 2014 USD ($)
Fair Value [Abstract]
Less Than 12 Months	$ 2,551,975	$ 2,064,489
12 Months or More	340,840	362,999
Total	2,892,815	2,427,488
Unrealized Losses [Abstract]
Less Than 12 Months	32,902	10,232
12 Months or More	26,356	48,975
Total	$ 59,258	59,207
Number of securities with unrealized losses for a period greater than 12 months | Security	2
Government-Sponsored Enterprises [Member]
Fair Value [Abstract]
Less Than 12 Months	$ 2,488,110	1,995,360
12 Months or More	0	0
Total	2,488,110	1,995,360
Unrealized Losses [Abstract]
Less Than 12 Months	10,117	4,640
12 Months or More	0	0
Total	10,117	4,640
Corporate Bonds [Member]
Fair Value [Abstract]
Less Than 12 Months	0	0
12 Months or More	299,700	255,000
Total	299,700	255,000
Unrealized Losses [Abstract]
Less Than 12 Months	0	0
12 Months or More	300	45,000
Total	300	45,000
Equities and Mutual Funds [Member]
Fair Value [Abstract]
Less Than 12 Months	63,865	69,129
12 Months or More	41,140	107,999
Total	105,005	177,128
Unrealized Losses [Abstract]
Less Than 12 Months	22,785	5,592
12 Months or More	26,056	3,975
Total	$ 48,841	$ 9,567